Document And Entity Information - shares	6 Months Ended
	Jun. 30, 2015	Aug. 10, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	COPsync, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		203,052,344
Amendment Flag	true
Amendment Description	We are filing the amendment to update the prospectus.
Entity Central Index Key	0001383154
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2